Reinsurance - Effect of Reinsurance (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Premiums:
Direct premiums	$ 2,184.1		$ 2,084.0		$ 1,999.2
Reinsurance assumed	1,233.0		1,303.6		1,329.2
Reinsurance ceded	(1,460.8)		(1,526.5)		(1,558.4)
Net premiums	1,956.3		1,861.1		1,770.0
Fee income:
Net fee income	2,409.4		2,613.5		3,286.5
Interest credited and other benefits to contract owners / policyholders:
Direct interest credited and other benefits to contract owners / policyholders	4,786.9		5,205.5		6,179.9
Reinsurance assumed	1,221.9		1,153.4		1,333.2
Reinsurance ceded(1)	(1,511.0)	[1]	(1,497.3)	[1]	(1,771.1)	[1]
Net interest credited and other benefits to contract owners / policyholders	4,497.8		4,861.6		5,742.0
UL contracts
Fee income:
Gross fee income	3,671.4		3,520.7		3,609.6
Reinsurance ceded	(5.1)		(5.3)		(6.0)
Net fee income	3,666.3		3,515.4		3,603.6
Interest credited and other benefits to contract owners / policyholders:
Reinsurance ceded(1)	$ (414.8)	[1]	$ (399.7)	[1]	$ (391.6)	[1]

[1]	(1) Includes $414.8, $399.7 and $391.6 for amounts paid to reinsurers in connection with our UL contracts for the years ended December 31, 2013, 2012 and 2011, respectively.